-RELATED PARTIES	9 Months Ended
Sep. 30, 2011
-RELATED PARTIES

NOTE J—RELATED PARTIES

The Company has a Note Receivable with one of its officers and major shareholders. The note is payable on demand and bears 8% interest per annum. The outstanding balance as of December 31, 2010 is $219,284.

Annual payments including principal and interest are as follows:

Year	Interest and Principle Payments
2011	$ 31,926
2012	31,926
2013	31,926
2014	31,926
2015	31,926
2016 and thereafter	122,977
Total Interest and Principle Payments	$ 282,608